December 11, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust (the “Trust”)—Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (the “Amendment”)

 1933 Act Registration No. 333-255884

 1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.

the form of the Harbor AI Inflection Strategy ETF Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on December 8, 2025 (Accession No. 0001193125-25-311449) with an effective date of December 8, 2025.

Please do not hesitate to contact the undersigned at (312) 443-4635 if you have any questions.

Sincerely,

/s/ Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz
Secretary

Cc:	Stephanie A. Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Meredyth Whitford-Schultz, Esq.

Meredith Dykstra, Esq.

Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC is the Distributor of Harbor ETF Trust